Short-term bank loans	12 Months Ended
Dec. 31, 2013
Short-term bank loans
Short-term bank loans

15.   Short-term bank loans

        In August 2011, the Group entered into a loan agreement with a bank whereby on August 19, 2011 the Group effectively pledged certain time deposits with a total amount of RMB177,688,627 to secure a bank loan, totaling US$24,000,000 and bearing interest at 2.65% per annum over 3-month London Inter-Bank Offered Rate ("LIBOR") with the maturity date of August 19, 2012. Pursuant to the supplementary agreement to the loan agreement dated on August 19, 2012, the maturity date has been extended to August 19, 2013, with interest at 2.35% per annum over 3-month LIBOR. The bank loan was fully repaid in August 2013.

        In August 2011, the Group entered into a loan agreement with a bank whereby on August 5, 2011 the Group effectively pledged certain time deposits with a total amount of RMB355,000,000 to secure a bank loan, totaling US$50,000,000 and bearing interest at 2.32% per annum over 3-month LIBOR. The bank loan was fully repaid in July 2012.

        In August 2011, the Group entered into a standby letter of credit with a bank whereby on August 17, 2011, the Group effectively pledged certain time deposits with a total amount of RMB120,000,000 to secure a bank loan, totaling US$15,000,000 and bearing interest at 3.5% per annum over 3-month LIBOR. The bank loan was fully repaid in August 2012.

        In March 2012, the Group entered into a loan agreement with a bank whereby on March 30, 2012, the Group effectively pledged certain time deposits with a total amount of RMB658,715,750 to secure a bank loan, totaling US$95,000,000 and bearing interest at 2.19% per annum. The bank loan was fully repaid in April, 2013.

        In April 2013, the Group entered into a loan agreement with a bank whereby on April 8, 2013, the Group effectively pledged certain time deposits with a total amount of RMB161,000,000 to secure a bank loan, totaling US$25,000,000 and carrying a floating rate of interest based on 3-month LIBOR plus 1%. The bank loan was fully repaid in March, 2014.

        In August 2013, the Group entered into a loan agreement with a bank whereby on August 13, 2013, the Group effectively pledged certain time deposits with a total amount of RMB65,100,000 to secure a bank loan, totaling US$10,000,000 and bearing interest at 1% per annum over 3-month LIBOR. The bank loan will be repaid in August 2014.